Inventory, Net - Schedule of Inventory, Net (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Inventory, Net [Line Items]
Inventory, net	$ 15,800,000
Copper [Member]
Schedule of Inventory, Net [Line Items]
Inventory, net	$ 15,800,000